Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 930,037	Fees	UNITED STATES		Government of the United States of America, Bureau of Land Management, United States Department of Treasury
#: 2
	44,546	Taxes	UNITED STATES	snj:US-NV	State of Nevada, Nevada Department of Taxation, Nevada Division of Environmental Protection, Nevada Division of Water Resources, Nevada Employment Security Division	South Railroad
#: 3
	75,164	Fees	UNITED STATES	snj:US-NV	State of Nevada, Nevada Department of Taxation, Nevada Division of Environmental Protection, Nevada Division of Water Resources, Nevada Employment Security Division
#: 4
	119,710		UNITED STATES	snj:US-NV	State of Nevada, Nevada Department of Taxation, Nevada Division of Environmental Protection, Nevada Division of Water Resources, Nevada Employment Security Division
#: 5
	1,469,087	Taxes	MEXICO		Government of Mexico, Mexican Social Security Institute	Camino Rojo
#: 6
	467,838	Taxes	MEXICO		Government of Mexico, Institute of the National Workers Housing Fund	Camino Rojo
#: 7
	57,153,494	Taxes	MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo
#: 8
	1,541,502	Royalties	MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo
#: 9
	4,408,741	Fees	MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo
#: 10
	63,103,737		MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo
#: 11
	799,970	Taxes	MEXICO	snj:MX-ZAC	State of Zacatecas, Ministry of Finance	Camino Rojo
#: 12
	590,846	Taxes	MEXICO	snj:MX-ZAC	Municipality of Mazapil, Municipality Treasury	Camino Rojo
#: 13
	797,255	Fees	UNITED STATES			South Railroad
#: 14
	841,801		UNITED STATES			South Railroad
#: 15
	124,114	Fees	UNITED STATES			Lewis
#: 16
	$ 83,832	Fees	UNITED STATES			Green Springs